Employee Benefit Plans (Pension Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Multiemployer Plans [Line Items]
Republic Contributions to Plan	$ 56.8	$ 51.8	$ 46.7
Local 731 Private Scavengers And Garage Attendants Pension Trust Fund [Member]
Multiemployer Plans [Line Items]
Pension plan EIN	36-6513567
Pension protection act zone status		Critical	Critical
Funding improvement or rehabilitation plan status pending / implemented	Implemented
Republic Contributions to Plan	$ 10.2	$ 9.2	$ 6.9
Surcharge Imposed	No
Western Conference of Teamsters Pension Plan [Member]
Multiemployer Plans [Line Items]
Pension plan EIN	91-6145047
Pension protection act zone status		Safe	Safe
Funding improvement or rehabilitation plan status pending / implemented	No
Republic Contributions to Plan	$ 33.4	$ 30.8	$ 26.6
Surcharge Imposed	No
Individually Significant Plans [Member]
Multiemployer Plans [Line Items]
Republic Contributions to Plan	$ 43.6	40.0	33.5
All Other Plans [Member]
Multiemployer Plans [Line Items]
Republic Contributions to Plan	$ 13.2	$ 11.8	$ 13.2